Fixed assets - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Property Plant And Equipment
Paid advances relating to the construction of exhaust gas cleaning systems and ballast water treatment systems	$ 2,910	$ 0
Vessels' Improvements
Property Plant And Equipment
Vessel improvement costs capitalized	$ 165	$ 257